Angel Oak Mortgage Trust 2021-6 ABS-15G

Exhibit 99.20

AmeriHome Angel Oak Rating Agency
Seller:

Deal ID:

Total Loan Count: 1
Loan Number	Last Name	Original Loan Amount	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (Morningstar)	Final Overall Loan Grade (Morningstar)	Initial Credit Grade (Morningstar)	Final Credit Grade (Morningstar)	Initial Property Valuation Grade (Morningstar)	Final Property Valuation Grade (Morningstar)	Initial Compliance Grade(Morningstar)	Final Compliance Grade(Morningstar)
2021060497	xxxx	xxxx	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A